Capital lease obligations	12 Months Ended
Dec. 31, 2018
Capital Lease Obligations [Abstract]
Capital lease obligations
12.	Capital lease obligations

On October 23, 2012, the Group entered into an agreement with Minsheng Hongtai (Tianjin) Aircraft Leasing Co., Ltd. (“Minsheng”) to lease a corporate aircraft. The lease meets the transfer-of-ownership to the lessee criterion and is therefore, classified as a capital lease. The corporate aircraft was delivered on September 12, 2013, and the capital lease commenced on September 15, 2013 (the “Commencement Date”). The lease has an eight year term and expires on September 15, 2021. The Group has to make 32 quarterly lease payments of US$1,426,435 starting from the Commencement Date. In 2012, Henan Xinyuan paid a deposit in the amount of US$6.7 million to Minsheng. Upon the expiration of the lease agreement, the deposit in the amount of US$6.7 million may be used as full and final payment to Minsheng to purchase the corporate aircraft. The effective interest rate for the capital lease obligation is 10.47%.

On August 1, 2016, the Group entered into a sale and leaseback agreement with Shenzhen Zhong An for shopping mall equipment. Upon expiration of the lease period and settlement of all the lease payments, the Group is entitled to purchase the leased assets at a nominal amount. The lease meets the transfer-of-ownership to the lessee criterion and is therefore, classified as a capital lease. The capital lease commenced on August 1, 2016 (the “Commencement Date”). The lease has a three year term and expires on July 31, 2019. The Group has to make 12 quarterly lease payments of US$260,143 starting from the Commencement Date. The effective interest rate for the capital lease obligation is 5.58%. On November 28, 2018, the Group paid all the lease payments in advance.

On November 30, 2018, the Group entered into a sale and leaseback agreement with Shenzhen Zhong An for shopping mall equipment. Upon the expiry of the lease period and settlement of all the lease payments, the Group is entitled to purchase the leased assets at a nominal amount. The lease meets the transfer-of-ownership to the lessee criterion and is therefore, classified as a capital lease. The capital lease commenced on November 30, 2018 (the “2018 Commencement Date”). The lease has a three year term and expires on November 29, 2021.
The sales consideration received for the shopping mall equipment was US$7,562,237; and the Group agreed to make 12 quarterly lease payments for an aggregate amount of US$8,059,227 starting from the 2018 Commencement Date.
The effective interest rate for the capital lease obligation is 6.95%.

Capital lease obligations are summarized as follows:

	December 31, 2017	December 31, 2018
	US$	US$
Capital lease obligations, net of current maturities
Due to Minsheng	10,764,638	6,362,777
Due to related party - Shenzhen Zhong An	650,706	3,652,014

	11,415,344	10,014,791
Current maturities of capital lease obligations
Due to Minsheng	3,353,698	3,657,730
Due to related party - Shenzhen Zhong An	1,118,688	2,904,695

	4,472,386	6,562,425

Total capital lease obligations	15,887,730	16,577,216